Acquisition - Purchase Consideration (Details) - Sector 42 Technologies, Inc and CubeWerx Inc $ in Thousands	Aug. 02, 2022 USD ($)
Acquisition
Cash consideration	$ 1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	3,817
MARIADB CORPORATION AB [Member]
Acquisition
Cash consideration	1,661
Equity consideration	2,056
Deferred consideration	100
Total fair value of consideration transferred	$ 3,817